TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other payables
Trade payables	$ 22,613	$ 14,303
Other payables	4,031	4,365
Warranty provision to customers for supply of modules	24	332	$ 783
Other accrued expenses	711	1,933
Other tax payable	1,410	2,404
Advances from customers	254	700
Total trade and other current payables	$ 29,043	$ 24,037
Minimum credit period on purchases of goods	3 months
Uruguay
Trade and other payables
Trade payables	$ 8,300